Supplement dated October 18, 2024 to the

Prospectus and Statement of Additional Information, each dated August 14, 2024.

Long Funds	Short Funds
Tradr 2X Long SPY Weekly ETF (Ticker: SPYB)	Tradr 2X Short SPY Weekly ETF (Ticker: WSPY)
Tradr 2X Long SPY Monthly ETF (Ticker: SPYM)	Tradr 2X Short SPY Monthly ETF (Ticker: MSPY)
Tradr 2X Long SPY Quarterly ETF (Ticker: SPYQ)	Tradr 1.75X Short SPY Quarterly ETF (Ticker: QSPY)
Tradr 2X Long Triple Q Weekly ETF (Ticker: QQQW)	Tradr 2X Short Triple Q Weekly ETF (Ticker: WQQQ)
Tradr 2X Long Triple Q Monthly ETF (Ticker: MQQQ)	Tradr 2X Short Triple Q Monthly ETF (Ticker: DQQQ)
Tradr 2X Long Triple Q Quarterly ETF (Ticker: QQQP)	Tradr 1.75X Short Triple Q Quarterly ETF (Ticker: SQQ)
Tradr 2X Long SOXX Weekly ETF (Ticker: SOXW)	Tradr 2X Short SOXX Weekly ETF (Ticker: WSOX)
Tradr 2X Long SOXX Monthly ETF (Ticker: SOXM)	Tradr 2X Short SOXX Monthly ETF (Ticker: BSOX)
Tradr 2X Long SOXX Quarterly ETF (Ticker: SEMQ)	Tradr 2X Short SOXX Quarterly ETF (Ticker: QSOX)
Tradr 1.75X Long FXI Weekly ETF (Ticker: FXIW)	Tradr 2X Short TLT Monthly ETF (Ticker: MTLT)
Tradr 1.75X Long FXI Monthly ETF (Ticker: FXIM)	Tradr 1.75X Short NVDA Weekly ETF (Ticker: WNVD)
Tradr 1.75X Long FXI Quarterly ETF (Ticker: FXIQ)	Tradr 1.5X Short NVDA Monthly ETF (Ticker: MNVD)
Tradr 2X Long IWM Weekly ETF (Ticker: IWMD)	Tradr 1.5X Short TSLA Weekly ETF (Ticker: WTSL)
Tradr 2X Long IWM Monthly ETF (Ticker: IWMM)	Tradr 1.5X Short TSLA Monthly ETF (Ticker: TSLF)
Tradr 2X Long IWM Quarterly ETF (Ticker: IWMQ)
Tradr 2X Long TLT Weekly ETF (Ticker: TLTA)
Tradr 2X Long TLT Monthly ETF (Ticker: TLTM)
Tradr 1.75X Long TLT Quarterly ETF (Ticker: TLTQ)
Tradr 2X Long XLK Weekly ETF (Ticker: XLKW)
Tradr 2X Long XLK Monthly ETF (Ticker: XLKM)
Tradr 2X Long XLK Quarterly ETF (Ticker: XLKQ)
Tradr 2X Long XLF Weekly ETF (Ticker: XLFW)
Tradr 2X Long XLF Monthly ETF (Ticker: XLFM)
Tradr 2X Long XLF Quarterly ETF (Ticker: XLFQ)
Tradr 2X Long XBI Weekly ETF (Ticker: XBIW)
Tradr 2X Long XBI Monthly ETF (Ticker: XBIM)
Tradr 1.75X Long XBI Quarterly ETF (Ticker: XBIQ)
Tradr 1.75X Long NVDA Weekly ETF (Ticker: NVDW)
Tradr 1.75X Long NVDA Monthly ETF (Ticker: NVDM)
Tradr 1.5X Long NVDA Quarterly ETF (Ticker: NVDT)
Tradr 1.5X Long TSLA Weekly ETF (Ticker: TSLW) Tradr 1.5X Long TSLA Monthly ETF (Ticker: TSLM) Tradr 1.5X Long TSLA Quarterly ETF (Ticker: QTSL)

Each a series of Investment Managers Series Trust II

Effective immediately, Donal Bishnoi no longer serves as a portfolio manager to the Tradr ETFs (each a “Fund” and collectively, the “Funds”). Accordingly, all references in the Prospectus and SAI to Mr. Bishnoi are hereby deleted in their entirety. Messrs. Travis Trampe and Parker Binion continue to serve as the portfolio managers of the Funds.

Please retain this Supplement for future reference.